Leases and other commitments - Operating leases (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Property, plant and equipment
Commitments under leases
Minimum future lease payments	R 24,081	R 23,275
Property, plant and equipment | Within one year
Commitments under leases
Minimum future lease payments	2,276	2,068
Property, plant and equipment | One to five years
Commitments under leases
Minimum future lease payments	6,089	5,863
Property, plant and equipment | More than five years
Commitments under leases
Minimum future lease payments	R 15,716	R 15,344
Corporate office building
Commitments under leases
Lease contract term (in years)	20 years
Lease renewal term (in years)	5 years
Rail cars
Commitments under leases
Lease renewal term (in years)	6 years
Rail cars | Minimum
Commitments under leases
Lease contract term (in years)	12 years
Rail cars | Maximum
Commitments under leases
Lease contract term (in years)	18 years